UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
__   Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
_______________ to ______________
Date of Report (Date of earliest event reported)
Commission File Number of securitizer:
Central Index Key Number of securitizer:
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [   ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [   ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [   ]
  X   Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
Central Index Key Number of depositor:   0001554180
Lanark Master Issuer plc
(Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity: 0001647112
Central Index Key Number of underwriter (if applicable): N/A
Stephen Hynes
                                            +44 (0) 207 710 1447
(Name and telephone number, including area code, of the person to contact in connection with this filing)

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01: Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer
Attached as Exhibit 1 hereto is an agreed-upon procedures report, dated July 7, 2016, of Deloitte LLP, which report sets forth the findings and conclusions, as applicable, of Deloitte LLP with respect to certain agreed-upon procedures performed by Deloitte LLP.

EXHIBIT INDEX

Exhibit Number	Description

1.	Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated July 7, 2016

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CLYDESDALE BANK PLC (Depositor)
By:	/s/ Stephen Hynes
Name: Stephen Hynes
Title: Head of Structured Funding

Date: July 18, 2016

Exhibit 1